Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Finance Costs
Interest expense (Note 5)	$ 37,387	$ 25,661	$ 18,762
Amortization of deferred financing fees	1,667	2,032	2,285
Other	156	218	373
Total	$ 39,210	$ 27,911	$ 21,420